AVAILABLE-FOR-SALE MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2024
Investments, Debt and Equity Securities [Abstract]
AVAILABLE-FOR-SALE MARKETABLE SECURITIES
NOTE 3: -	AVAILABLE-FOR-SALE MARKETABLE SECURITIES

The following is a summary of available-for-sale marketable securities:

	December 31, 2024				December 31, 2023
	Amortized cost	Gross unrealized gain	Gross unrealized loss	Fair Value	Amortized cost	Gross unrealized gain	Gross unrealized loss	Fair value

Available-for-sale - matures within one year:
US Governmental debentures	26,455	15	-	26,470	28,495	9	-	28,504
Corporate debentures	-	-	-	-	357	-	(8)	349

	26,455	15	-	26,470	28,852	9	(8)	28,853
Available-for-sale - matures after one year through three years:
US Governmental debentures	-	-	-	-	-	-	-	-
Corporate debentures	-	-	-	-	-	-	-	-

	-	-	-	-	-	-	-	-

	$26,455	$15	$-	$26,470	$28,852	$9	$(8)	$28,853

As of December 31, 2024 and 2023, the Company had no investments with a significant unrealized loss for more than 12 months.

As of December 31,2024, 2023 and 2022, no credit loss impairment was recorded regarding the available for sale marketable securities.